Provision for Income Taxes - Summary Of Components Of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 95,311	$ 69,486
Deferred revenue	2,665	2,532
Inventory reserve and uniform capitalization	2,795	2,067
Operating lease liabilities	5,576	6,042
Accruals and other reserves	1,908	1,794
Stock-based compensation	4,339	240
Other	3,103	1,637
Total deferred tax assets	115,697	83,798
Less: valuation allowance	107,300	75,061	$ 59,634
Total deferred tax assets, net of valuation allowance	8,397	8,737
Deferred tax liabilities:
Operating lease right-of-use assets	(5,017)	(5,518)
Depreciation and amortization	(3,380)	(3,219)
Total deferred tax liabilities	(8,397)	(8,737)
Net deferred tax assets	$ 0	$ 0